Balance Sheet Information - Schedule of License, Manufacturing Access Fees and Other Assets, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Qualigen, Inc. [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] DiagnoCure, Inc. [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Roka Biosciences, Inc. [Member]
Intangibles And Other Assets Net [Line Items]
License and manufacturing access fees			$ 68,889	$ 67,906
Investment						5,404	5,404		5,000	5,000		4,705	4,705
Other assets, net	162,067	46,077	11,748	11,257
License, and manufacturing access fee and other assets, at cost			95,746	94,272
Less: accumulated amortization			(35,995)	(32,534)
License, manufacturing access fees and other assets, net			$ 59,751	$ 61,738	$ 60,175		$ 5,404	$ 5,404		$ 5,000	$ 5,000		$ 4,705	$ 725